Loss Per Share - Summary of Basic Earnings Per Share (Detail) - PEN (S/) S/ / shares in Units, S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Loss attributable to owners of the Company during the year	S/ (884,721)	S/ (83,188)	S/ 148,738
Weighted average number of shares in issue at S/1.00 each, at December 31,	822,213,119	665,835,490	660,053,790
Basic loss per share (in S/)	S/ (1.076)	S/ (0.125)	S/ 0.225
Loss from continuing operations attributable to owners of the Company during the year	S/ (840,762)	S/ (65,888)	S/ (66,577)
Weighted average number of shares in issue at S/1.00 each, at December 31,	822,213,119	665,835,490	660,053,790
Basic loss per share (S/)	S/ (1.023)	S/ (0.099)	S/ (0.101)